INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

	Software	Patents Pending	Total
Cost
Balance, December 31, 2023	$81,238	$33,463,103	$33,544,341
Additions	-	-	-
Impairments	-	(8,200,336)	(8,200,336)
Balance, December 31, 2024	81,238	25,262,767	25,344,005
Additions	-	-	-
Impairments	-	(5,462,000)	(5,462,000)
Balance December 31, 2025	$81,238	19,800,767	$19,882,005

Accumulated amortization	Software	Patents Pending	Total
Balance, December 31, 2023	$81,238	-	$81,238
Amortization	-	-	-
Balance, December 31, 2024	81,238	-	81,238
Amortization	-	-	-
Balance December 31, 2025	$81,238	-	$81,238

Net book value
At December 31, 2024	$-	$25,262,767	$25,262,767
At December 31, 2025	$-	$19,800,767	$19,800,767